Realized and Unrealized Gains (Or Losses) Included In Income for Assets and Liabilities Measured At Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - Fair Value, Measurements, Recurring - Gain on Sales of Marketable Securities - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Total gains (losses) included in earnings	$ 5,845		$ 985
Change in unrealized gains (losses) relating to assets still held at the reporting date		$ 805	$ 1,212